Other expenses	12 Months Ended
Dec. 31, 2024
Other Expenses
Other expenses

14 Other expenses

	Year Ended December 31,
	2022	2023	2024	2024
	S$’000	S$’000	S$’000	US$’000

Information technology expenses	1,124	1,230	1,404	1,028
Legal and professional fees	437	496	1,770	1,296
Marketing and advertising	1,948	2,441	2,837	2,077
Rental	315	23	6	4
Others	171	99	3,858	2,823
	3,995	4,289	9,875	7,228

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS